Expense Example - PIMCO Global Bond Opportunities Fund Unhedged	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	58	183	318	714	84	262	455	1,014	470	672	891	1,520